BUSINESS ACQUISITION (Details) - Spray [Member]	Feb. 10, 2022 USD ($)
Business Acquisition [Line Items]
Common stock, 621,000,000 shares of the Company restricted common stock valued at $0.001 per share	$ 621,000
Net liabilities assumed	62,777
Fair value of total consideration paid	$ 683,777